Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Derivative [Line Items]
Fair value asset amount of interest rate swaps and cross currency swaps	$ 111,500,000
Fair value liability amount of interest rate swaps and cross currency swaps	395,100,000
Unrealized loss on foreign currency forward contracts designated cash flow hedges	(165,000)	341,000
Net losses on foreign currency forward contract	(200,000)
Foreign currency forward contracts [Member]
Derivative [Line Items]
Unrealized loss on foreign currency forward contracts designated cash flow hedges	$ (200,000)